Summary of Key Assumptions Used in Determining Fair Value of Stock Options Awarded (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	2.20%	2.50%
Dividend yield	1.20%	1.50%
Volatility factor	36.10%	35.30%
Expected term	8 years 6 months	8 years 6 months